SUPPLEMENT TO THE PROSPECTUS Supplement dated March 1, 2022, to the Prospectus dated August 27, 2021.

MFS® Limited Maturity Fund

Effective immediately, the sub-sections entitled "Fees and Expenses" and "Example" under the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

Share Class	A		B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%		None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00	%#	4.00%	1.00%	None	None	None	None	None	None

Shareholder Fees (fees paid directly from your investment):

Share Class	529A	529B	529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.08%
Total Annual Fund Operating Expenses	0.77%	1.52%	1.52%	0.52%	1.52%	1.02%	0.77%	0.52%	0.45%
Fee Reductions and/or Expense Reimbursements[1]	(0.19)%	(0.19)%	(0.09)%	(0.09)%	(0.09)%	(0.19)%	(0.09)%	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.58%	1.33%	1.43%	0.43%	1.43%	0.83%	0.68%	0.43%	0.36%

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MFS Limited Maturity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	529A	529B	529C
Management Fee	0.37%	0.37%	0.37%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	0.82%	1.57%	1.57%
Fee Reductions and/or Expense Reimbursements[1]	(0.19)%	(0.19)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.63%	1.38%	1.48%

#	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2023. MFS Fund Distributors, Inc. (MFD), has agreed in writing to waive the Class A, Class B, Class 529A, and Class 529B service fee to 0.15% of each class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2023. MFD has agreed in writing to waive the Class R2 distribution fee to 0.15% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2023. MFS has agreed in writing to bear the fund's expenses, excluding program management fees, management fees, distribution and service fees, payments made to service providers (other than MFS Service Center, Inc.) that provide certain sub-accounting services, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each class of shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2023.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$308	$461	$639	$1,153
Class B Shares assuming[1]
redemption at end of period	$535	$751	$1,001	$1,584
no redemption at end of period	$135	$451	$801	$1,584
Class C Shares assuming[1]
redemption at end of period	$246	$466	$815	$1,598
no redemption at end of period	$146	$466	$815	$1,598
Class I Shares	$44	$152	$277	$639
Class 529A Shares	$313	$476	$665	$1,211
Class 529B Shares assuming[1]
redemption at end of period	$541	$767	$1,027	$1,640
no redemption at end of period	$141	$467	$827	$1,640
Class 529C Shares assuming[1]
redemption at end of period	$251	$482	$842	$1,653
no redemption at end of period	$151	$482	$842	$1,653
Class R1 Shares	$146	$466	$815	$1,800
Class R2 Shares	$85	$295	$535	$1,221
Class R3 Shares	$69	$232	$414	$941
Class R4 Shares	$44	$152	$277	$639
Class R6 Shares	$37	$130	$238	$553

1	Shares automatically convert to Class A or Class 529A shares, as applicable, approximately eight years after purchase; therefore, the expense examples reflect Class A share or Class 529A share expenses, as applicable, after eight years.

Effective immediately, the fifth and sixth paragraphs in the sub-section entitled "Investment Adviser" under the main heading entitled "Management of the Fund" are restated in their entirety as follows:

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2023. For the fiscal year ended April 30, 2021, this management fee reduction amounted to 0.01% of the fund's average daily net assets.

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MFS Limited Maturity Fund

MFS has agreed in writing to bear the fund's expenses, excluding program management fees, management fees, distribution and service fees, payments made to service providers (other than MFSC) that provide certain sub-accounting services, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each class of shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2023.

Effective immediately, the sub-section entitled "Special Servicing Agreement" under the main heading entitled "Management of the Fund" is deleted in its entirety.

Effective immediately, the second paragraph after the table in the sub-section entitled "Distribution and Service Fees" under the main heading entitled "Description of Share Classes" is restated in its entirety as follows:

MFD has agreed in writing to waive the Class A, Class B, Class 529A, and Class 529B service fee to 0.15% of each class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2023. MFD has agreed in writing to waive the Class R2 distribution fee to 0.15% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2023. MFD has voluntarily agreed to rebate to the class a portion of such class' 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to seed money of MFS or an affiliate.

Effective immediately, the sub-section entitled "Fees and Expenses" under the heading entitled "Additional Information on Fees and Expenses and Performance" beneath the main heading entitled "Other Information" is restated in its entirety as follows:

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund's most recently completed fiscal year expressed as a percentage of a class' average net assets during the period. Expenses have been adjusted to reflect current fee arrangements. Annual fund operating expenses have not been adjusted to reflect the fund's current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

1048014	MQL-SUP-I-030122

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